Summary of significant accounting policies - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) segment $ / ¥	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥
Summary of significant accounting policies
Service fees charged		¥ 149,512,987	¥ 198,006,640	¥ 354,509,123
Due to WFOE		¥ 1,748,790,690	¥ 1,691,181,872
Percentage Of VIE contribution to consolidated revenue		99.00%	99.00%	99.00%	99.00%
Percentage Of VIE accounted of consolidated total assets		42.00%	23.00%		42.00%
Percentage Of VIE accounted of consolidated total liabilities		85.00%	84.00%		85.00%
Convenience translation rate per US$1.00 | $ / ¥		6.9931			6.9931
Impairment loss of investments		¥ 0	¥ 7,085,156	¥ 29,123,511
Fair value changes on investments		(65,200,488)	40,628,028	0
Deferred revenue	¥ 251,591,800
Capitalized research and development expenses		¥ 0	0	0
Number of operating segments | segment		1
Number of reportable segment | segment		1
Government subsidies		¥ 2,287,338	5,234,088	29,733,380
Cash and cash equivalents		1,759,126,853	1,017,148,142	4,440,131,180	$ 251,551,794
CHINA
Summary of significant accounting policies
Cash and cash equivalents		¥ 486,342,603
Cash and cash equivalents percentage		28.00%			28.00%
Other expenses, net
Summary of significant accounting policies
Group recorded impairment loss other (expenses) income		¥ 2,114,370	¥ 19,689,373	¥ 58,005,769